Private Placement (Details Narrative) - Alphatime Acquisition Corp [Member] - USD ($)						12 Months Ended
	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 03, 2023	Jan. 08, 2022	Dec. 31, 2024	Dec. 31, 2023
Sale of stock number of shares			115,500
Proceeds from issuance of private placement							$ 4,092,000
Sale of stock description				The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
Private Warrant [Member]
Private units per share			$ 11.50
Sponsor [Member]
Sale of stock number of shares		17,325			287,500
Private units per share		$ 2.00
Private Placement [Member] | Sponsor [Member]
Sale of stock number of shares	38,700	38,700	370,500
Private units per share	$ 10.00		$ 10.00
Proceeds from issuance of private placement	$ 387,000		$ 3,705,000
Private Placement [Member] | Sponsor [Member]
Sale of stock number of shares			370,500
Private units per share			$ 10.00
Sale of stock description			Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.